Trade and Other Payables (Current) (Details) - Schedule of trade and other payables (Current) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Trade And Other Payables Current Abstract
Trade payables	$ 1,300,696	$ 233,117	$ 590,099
Accrued expenses	415,449	381,717	316,046
Employee leave entitlements	294,388	140,215	48,861
Total	$ 2,010,533	$ 755,049	$ 955,006